Appendix II - Operating Segments (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Segment Reporting
Revenues from external customers	€ 6,591,977	€ 6,063,967	€ 4,933,118
Profit/(Loss) for the segment	799,398	805,680	595,064
Finance result	(574,458)	(442,941)	(277,799)
Share of profit/(loss) of equity- accounted investee	(922)	(1,482)	33,188
Income tax expense	(43,349)	(90,111)	(85,126)
Consolidated profit for the year	180,669	271,146	265,327
Investment in equity-accounted investees	534,970	1,955,177	1,999,776	€ 1,869,020
Assets	21,441,054	21,533,977	19,233,835
Liabilities	13,468,569	13,076,433	11,916,737
Other information:
Amortisation and depreciation	441,918	407,864	359,767
Additions for the year of property, plant & equipment, intangible assets and rights of use	548,891	542,718	467,694
Operating Segments
Segment Reporting
Revenues from external customers	6,591,977	6,063,967	4,933,118
Total operating income	6,591,977	6,063,967	4,933,118
Profit/(Loss) for the segment	1,072,927	1,024,314	780,396
Segment assets	19,505,202	17,970,301	13,816,223
Investment in equity-accounted investees	534,970	1,955,177	1,999,776
Liabilities	3,094,418	3,008,713	2,146,194
Other information:
Amortisation and depreciation	419,858	384,964	338,662
Expenses that do not require cash payments	36,540	(58,411)	33,919
Additions for the year of property, plant & equipment, intangible assets and rights of use	500,273	482,852	412,314
Unallocated
Segment Reporting
Profit/(Loss) for the segment	(273,529)	(218,634)	(185,332)
Assets	1,400,882	1,608,499	3,417,836
Liabilities	10,374,151	10,067,720	9,770,543
Other information:
Amortisation and depreciation	500,273	482,852	412,314
Expenses that do not require cash payments	548	(10,770)	4,991
Additions for the year of property, plant & equipment, intangible assets and rights of use	48,618	59,866	55,380
Intersegments
Segment Reporting
Revenues from external customers	0	(8,948)	(43,245)
Total operating income		(8,948)	(43,245)
Profit/(Loss) for the segment	6,979	35,419	(10,896)
Segment assets		(6,997)	(39,963)
Biopharma | Operating Segments
Segment Reporting
Revenues from external customers	5,558,301	5,005,382	3,814,983
Total operating income	5,558,301	5,005,382	3,814,983
Profit/(Loss) for the segment	904,059	791,339	681,925
Segment assets	13,411,369	13,187,651	9,467,378
Investment in equity-accounted investees	57,529	41,162	31,847
Liabilities	2,449,947	2,317,191	1,521,634
Other information:
Amortisation and depreciation	328,599	294,156	228,114
Expenses that do not require cash payments	30,198	(71,964)	26,051
Additions for the year of property, plant & equipment, intangible assets and rights of use	458,216	402,672	349,890
Diagnostic | Operating Segments
Segment Reporting
Revenues from external customers	670,269	671,292	779,108
Total operating income	670,269	671,292	779,108
Profit/(Loss) for the segment	111,694	129,968	152,948
Segment assets	3,528,861	3,681,632	3,513,991
Liabilities	466,953	425,693	397,869
Other information:
Amortisation and depreciation	65,817	64,682	88,557
Expenses that do not require cash payments	6,995	13,639	4,446
Additions for the year of property, plant & equipment, intangible assets and rights of use	29,107	49,890	19,991
Bio Supplies | Operating Segments
Segment Reporting
Revenues from external customers	159,957	146,076	115,811
Total operating income	159,957	146,076	115,811
Profit/(Loss) for the segment	43,563	114,397	39,901
Segment assets	380,012	341,876	47,446
Investment in equity-accounted investees			53,264
Liabilities	79,678	43,264	27,596
Other information:
Amortisation and depreciation	9,280	5,759	2,948
Expenses that do not require cash payments	136	120	73
Additions for the year of property, plant & equipment, intangible assets and rights of use	9,066	98	13,836
Others
Segment Reporting
Share of profit/(loss) of equity- accounted investee	(922)	(1,482)	33,188
Others | Operating Segments
Segment Reporting
Revenues from external customers	203,450	250,165	266,461
Total operating income	203,450	250,165	266,461
Profit/(Loss) for the segment	6,632	(46,809)	(83,482)
Segment assets	2,184,960	766,139	827,371
Investment in equity-accounted investees	477,441	1,914,015	1,914,665
Liabilities	97,840	222,565	199,095
Other information:
Amortisation and depreciation	16,162	20,367	19,043
Expenses that do not require cash payments	(789)	(206)	3,349
Additions for the year of property, plant & equipment, intangible assets and rights of use	€ 3,884	€ 30,192	€ 28,597